EMPLOYEE BENEFIT PLANS - Schedule of Reconciliation of Level 3 Assets (FY) (Details) - Defined Benefit Pension Plans - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	$ 12,996	$ 0
Net purchases, issuances, and settlements	778	56
Actual return on plan assets	375	(5)
Business acquisition		12,949
Opening balance sheet adjustment	(1,308)
Other	282	(4)
Fair value of plan assets at end of year	$ 13,123	$ 12,996